Condensed Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss		$ (28,276,000)	$ (88,665,000)	$ (4,387,000)	$ (7,437,340)	$ (7,329,896)
Depreciation and amortization			272,000	98,000	139,304	46,146
Share-based compensation			2,049,000	208,000	278,202	269,918
SAFE instrument remeasurement			62,993,000
Warrant remeasurement			2,604,000	1,000
Other non-cash operating activities			947,000	70,000
Non-cash operating lease cost					133,608	64,417
Loss on warrant valuation					7,495	21,448
Changes in assets and liabilities:
Receivables			(94,000)	(40,000)
Interest receivable			(46,000)
Other long-term assets			(3,864,000)
Accrued expenses and other current liabilities			1,921,000	66,000
Contract liabilities			1,660,000
Other long-term liabilities			69,000	(70,000)
Accounts receivable trade, net						293,884
Prepaid and other current assets			1,170,000	(47,000)	(150,335)	220,467
Trade payables			1,347,000	(130,000)	(50,950)	238,238
Accrued expenses and other payables					212,019	(22,787)
Operating lease liabilities			(510,000)		(133,608)	(64,417)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash used in operating activities			(18,147,000)	(4,231,000)	(7,001,605)	(6,262,582)
Proceeds from exercise of stock options			355,000	22,000	32,736	67,838
Proceeds from exercise of common stock warrants			30,000
Other financing costs			(1,487,000)
Proceeds from issuance of preferred shares, net of issuance costs of $13.3 thousand and $20.0 thousand, respectively					10,241,714	14,686,701
Proceeds from preferred shares, net of issuance costs of $59.3 thousand				10,242,000
Proceeds from SAFE instruments, net of issuance costs of $30.1 thousand			83,411,000
Proceeds from Paycheck Protection Program loan				411,000	410,941
Repayments on Paycheck Protection Program loan			(411,000)
Net cash provided by financing activities			81,898,000	10,675,000	10,685,391	14,754,539
INCREASE IN CASH AND CASH EQUIVALENTS			23,292,000	6,230,000	3,389,254	8,049,812
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF THE PERIOD			18,334,000	14,945,000	14,945,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF THE PERIOD	$ 18,334,000	41,626,000	41,626,000	21,175,000	18,334,000	14,945,000
Cash, beginning of period			18,334,079	14,944,825	14,944,825	6,895,013
Cash, end of the period	18,334,079				18,334,079	14,944,825
Cash paid for interest
Cash paid for incomes taxes, net
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Right-of-use assets obtained in exchange for new operating lease liabilities			16,685,000	601,000	600,687	73,278
Capitalization of property, plant and equipment incurred but not yet paid			369,000		24,668	72,179
Operating lease right-of-use asset recorded on adoption of ASC 842						136,111
Cash Flows from investing activities:
Purchases of property, plant, and equipment			(1,428,000)	(214,000)	(294,532)	(442,145)
Purchases of available-for-sale investments			(41,647,000)
Maturities of available-for-sale investments			4,300,000
Acquisition of HelioHeat, net of cash acquired			(1,684,000)
Net cash used in investing activities			(40,459,000)	$ (214,000)	(294,532)	$ (442,145)
Athena Technology Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss	(761)	(5,763,793)	(5,511,905)
Interest on marketable securities held in Trust Account			(13,873)
Offering costs allocated to warrants			566,948
Change in fair value of warrant liability		4,197,665	1,392,083
Prepaid expenses			(283,708)
Other non-current assets			(110,473)
Accrued offering costs and expenses			2,502,189
Due to related party			8,391
Adjustments to reconcile net income to net cash used in operating activities:
Formation cost paid by Sponsor	761
Net cash used in operating activities			(1,450,348)
Proceeds from sale of Units, net of underwriting discount			245,000,000
Proceeds from sale of Private Placement Units			7,000,000
Payment of offering costs			(372,927)
Net cash provided by financing activities			251,627,073
Net change in cash			176,725
Cash, beginning of period
Cash, end of the period		$ 176,725	176,725
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Initial classification of common stock subject to possible redemption			250,000,000
Deferred offering costs paid by Sponsor under the promissory note	11,739
Change in common stock subject to possible redemption			13,873
Deferred offering costs included in accrued offerings costs and expenses	$ 5,000
Initial classification of warrant liability			10,258,582
Deferred underwriters’ discount payable charged to additional paid-in capital			8,750,000
Cash Flows from investing activities:
Investment of cash in Trust Account			(250,000,000)
Net cash used in investing activities			$ (250,000,000)